Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Cash and cash equivalents [abstract]
Cash at banks and in hand		₨ 26,604	$ 364	₨ 23,922
Short-term deposits	[1]	21,933	300	26,676
Cash and cash equivalents		₨ 48,537	$ 664	₨ 50,598

[1]	Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.